Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE EQUITY SERIES, INC.
Entity Central Index Key	0000918294
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000005442
Shareholder Report [Line Items]
Fund Name	Moderate Allocation Portfolio
Trading Symbol	QAAGRX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Moderate Allocation Portfolio	$75	0.70%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global equity and fixed income markets advanced during the period. After a challenging start to the year, the market experienced a blistering rally through the remainder of the year, as the U.S. and China made efforts to improve their trade relationship, corporate earnings remained favorable, and Congress passed tax legislation that should provide some fiscal stimulus to the economy. In addition, policymakers for the European Central Bank reduced short-term interest rates four times in the first half of the year. In Japan, long-term government bond yields climbed as the Bank of Japan raised its benchmark interest rate in January and December.

  Versus the Morningstar Moderate Target Risk Index, security selection among international developed markets stocks contributed to relative results during the period. Additionally, an overweight allocation to cash and a corresponding underweight allocation to bonds were also beneficial.

  On the negative side, an underweight allocation to international equities, including within emerging markets, detracted from relative results. Security selection among U.S. large-cap core equities was also detrimental.

  The portfolio seeks the highest total return over time consistent with an emphasis on both capital appreciation and income. It seeks to invest in a diversified portfolio typically consisting of about 60% of its net assets in stocks and 40% of its net assets in bonds, money market securities, and cash reserves.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Moderate Allocation Portfolio	14.50%	5.50%	7.84%
MSCI All Country World Index Net (Regulatory Benchmark)	22.34	11.19	11.72
Morningstar Moderate Target Risk Index (Strategy Benchmark)	15.95	5.95	7.83

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 219,535,000
Holdings Count | Holding	1,648
Advisory Fees Paid, Amount	$ 715,000
InvestmentCompanyPortfolioTurnover	52.80%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$219,535 Number of Portfolio Holdings1,648
Holdings [Text Block]

Security Allocation (as a % of Net Assets)

Common Stocks	51.1%
Bond Funds	14.3
Equity Funds	8.8
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	6.3
Corporate Bonds	5.0
U.S. Government & Agency Mortgage-Backed Securities	5.0
Asset-Backed Securities	1.8
Non-U.S. Government Mortgage-Backed Securities	0.9
Foreign Government Obligations & Municipalities	0.5
Short-Term and Other	6.3

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

T. Rowe Price Institutional Emerging Markets Equity Fund	5.0%
T. Rowe Price Institutional High Yield Fund - Institutional Class	4.7
T. Rowe Price International Bond Fund (USD Hedged) - I Class	4.3
T. Rowe Price Emerging Markets Bond Fund - I Class	3.9
T. Rowe Price Real Assets Fund - I Class	3.8
U.S. Treasury Notes	3.4
U.S. Treasury Bonds	2.9
NVIDIA	2.5
Microsoft	2.3
Federal National Mortgage Assn.	2.2

Updated Prospectus Web Address	www.troweprice.com/paperless